Note 5 - fair Value Measurements - Fair Value of Contingent Consideration (Details) - USD ($)	3 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023
Balance, fair value	$ 682,000	$ 682,000	$ 0
Additions, fair value		0	682,000
Settlements	(682,000)
Balance, fair value	$ 0	$ 682,000	$ 682,000